Capital Stock (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Stock (Textual) [Abstract]
Common stock authorized (in shares)	300,000,000
Preferred stock authorized (in shares)	30,000,000
Common stock reserved for exercise and future grants of restricted stock (in shares)	7,720,815	8,824,943	10,304,816
Common stock held in revocable trust (in shares)	488,714	487,900	487,075
Schedule of Capital Stock
Common shares outstanding, beginning (in shares)	92,246,525	94,704,173
Common shares outstanding, ending (in shares)	93,013,031	92,246,525	94,704,173
2006 Employee Plan [Member]
Capital Stock (Textual) [Abstract]
Number of shares authorized (in shares)	19,200,000
Treasury Stock [Member]
Schedule of Capital Stock
Common shares in treasury, beginning (in shares)	23,514,054	19,813,079	12,772,498
Shares tendered as payment for option rights exercised (in shares)	3,441	14,542	7,229
Shares tendered in connection with grants of restricted stock (in shares)	59,916	111,433	108,352
Treasury stock purchased (in shares)		3,575,000	6,925,000
Common shares in treasury, ending (in shares)	23,577,411	23,514,054	19,813,079
Common Stock [Member]
Schedule of Capital Stock
Common shares outstanding, beginning (in shares)	92,246,525	94,704,173	100,129,380
Shares tendered as payment for option rights exercised (in shares)	(3,441)	(14,542)	(7,229)
Shares issued for exercise of option rights (in shares)	733,876	1,133,050	1,423,395
Shares tendered in connection with grants of restricted stock (in shares)	(59,916)	(111,433)	(108,352)
Net shares issued for grants of restricted stock (in shares)	95,987	110,277	191,979
Treasury stock purchased (in shares)		(3,575,000)	(6,925,000)
Common shares outstanding, ending (in shares)	93,013,031	92,246,525	94,704,173
Cumulative Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock authorized (in shares)	3,000,000
Convertible Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock authorized (in shares)	1,000,000